COMMITMENTS AND CONTINGENCIES (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Nine months ended December 31, 2018	$ 19,668	¥ 123,370
2018			$ 24,061	¥ 156,549
2019	23,174	145,359	21,314	138,674
2020	19,473	122,147	17,734	115,381
2021	13,120	82,296	11,934	77,646
2022	10,083	63,248	22,697	147,673
2023 and thereafter	13,979	87,685
Operating Leases, Future Minimum Payments Due	$ 99,497	¥ 624,105	$ 97,740	¥ 635,923